Financial Results - Summary of Financial Income and Costs (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RESULTS
Cash and cash equivalents	$ 5,527,543	$ 3,077,708	$ 2,150,797
Other financial income	250,699	2,195,964	3,999,954
Total financial income	5,778,242	5,273,672	6,150,751
Financial costs	(48,189,495)	(50,851,829)	(55,701,778)
Bank loans	(22,576)	(261)	(2,033,835)
Secured and unsecured obligations	(43,965,839)	(42,708,253)	(44,268,489)
Valuation of financial derivatives		(1,067,820)	(824,922)
Post-employment benefit obligations	(695,935)	(691,075)	(705,211)
Capitalized borrowing costs	6,523,443	4,078,463	3,001,211
Formalization of debts and other associated expenses		(836,174)
Other	(10,028,588)	(9,626,709)	(10,870,532)
Gains from indexed assets and liabilities, net	(2,480,291)	145,608	606,075
Foreign currency exchange differences	(3,055,807)	8,822,301	13,266,320
Positive	18,458,283	19,563,838	48,546,664
Negative	(21,514,090)	(10,741,537)	(35,280,344)
Total financial costs	(53,725,593)	(41,883,920)	(41,829,383)
Total financial results	$ (47,947,351)	$ (36,610,248)	$ (35,678,632)